Summary of Significant Accounting Policies - Schedule of Reconciliation of the Level 3 Representative Warrants liabilities (Details) - Level 3 [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Reconciliation of the Level 3 Representative Warrants liabilities [Line Items]
Representative warrant liabilities, beginning balance	$ 62,222
Issuances/Assumptions			22,525
Change in fair value	(41,022)		(1,325)
Representative warrant liabilities, ending balance	$ 21,200		$ 21,200